EQUITY (Details Narrative) - USD ($)									12 Months Ended
	Dec. 23, 2022	Dec. 12, 2022	Jun. 23, 2022	Mar. 31, 2022	Nov. 23, 2021	Dec. 17, 2020	Nov. 27, 2019	Nov. 15, 2019	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Nov. 27, 2023	Dec. 04, 2018
Ordinary shares authorized															50,000
Ordinary shares, shares issued									2,923,325	1,741,295					50,000
Common stock par value									$ 0	$ 0					$ 1.00
Shares issued								16,666
Total consideration								$ 16,666
Share price per share								$ 1.00
Number of ordinary shares issued								66,666
Ordinary shares, shares outstanding									2,923,325	1,741,295
Ordinary shares, no par value									$ 0	$ 0
Additional paid-in capital									$ 44,515,833	$ 38,571,534
Additional paid-in capital contributed									$ 5,944,299	$ 15,185,839	$ 1,408,013
2022 Plan [Member] | Maximum [Member]
Number of shares issued under plan				4,945,313
Common Stock [Member]
Ordinary shares, shares issued														35
Ordinary shares, shares outstanding														35
Shares Purchase Agreement [Member] | Anxin Jieda Co Limited [Member] | Common Stock [Member]
Shares issued					7,968,755
Share Consideration paid, percentage												50.00%	50.00%
Shares Purchase Agreement [Member] | Boxinrui International Holdings Limited [Member]
Ownership percentage					100.00%
Shares Purchase Agreement [Member] | Beijing Anxin Jieda Logistics Co., Ltd. [Member]
Ownership percentage					100.00%
Stock Purchase Agreement [Member] | Yundian BVI [Member] | Common Stock [Member]
Common stock par value				$ 0
Shares issued				9,000,000
Total consideration				$ 8,100,000
Share price				$ 0.9
Stock Purchase Agreement [Member] | Mahao BVI [Member] | Common Stock [Member]
Common stock par value			$ 0
Shares issued			10,000,000
Total consideration			$ 6,000,000
Share price			$ 0.6
Stock Purchase Agreement [Member] | Yuanxing BVI [Member] | Common Stock [Member]
Common stock par value	$ 0	$ 0
Shares issued	12,000,000	12,000,000
Total consideration	$ 9,600,000	$ 9,600,000
Share price	$ 0.8	$ 0.8
Stock Purchase Agreement [Member] | Yundian BVI [Member]
Ownership percentage				100.00%
Stock Purchase Agreement [Member] | Yundian BVI [Member] | Common Stock [Member]
Ownership percentage				100.00%
Stock Purchase Agreement [Member] | Mahao BVI [Member]
Ownership percentage			100.00%
Stock Purchase Agreement [Member] | Mahao BVI [Member] | Common Stock [Member]
Ownership percentage			100.00%
Stock Purchase Agreement [Member] | Yuanxing BVI [Member]
Ownership percentage		100.00%
Stock Purchase Agreement [Member] | Yuanxing BVI [Member] | Common Stock [Member]
Ownership percentage		100.00%
IPO [Member]
Shares issued						5,000,000
Share price per share						$ 5.00
Proceeds from public offering						$ 25,000,000
Board of Directors [Member]
Ordinary shares authorized							66,666
Common stock par value							$ 1.00
Divided pro-rata shares							20,000,000
Board of Directors [Member] | IPO [Member]
Shares issued						5,000,000
Share price per share						$ 5.00
Ordinary shares offered						999,910
Proceeds from public offering						$ 29,999,550
Proceeds from public offering before deduction						26,500,000
Underwriter's fee and expenses						$ 3,500,000